PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 3.8%
37,600
Omnicom Group, Inc.
$ 3,887,464
0.3
246,200
(1)
Pinterest, Inc. - Class A
7,969,494
0.7
25,847
(1)
Reddit, Inc. - Class A
1,703,834
0.2
143,000
(1)
ROBLOX Corp. - Class
A
6,329,180
0.6
6,800
(1)
Spotify Technology SA
2,506,004
0.2
8,000
(1)
Take-Two Interactive
Software, Inc.
1,229,680
0.1
169,273
(1)
Trade Desk, Inc.
- Class A
18,560,785
1.7
42,186,441
3.8
Consumer Discretionary : 14.0%
450
(1)
AutoZone, Inc.
1,417,518
0.1
29,700  Bath & Body Works,
Inc.
948,024
0.1
13,200
(1)
Bright Horizons Family
Solutions, Inc.
1,849,716
0.2
35,800
(1)
Burlington Stores, Inc.
9,432,584
0.9
21,600
(1)
Carvana Co.
3,760,776
0.3
31,900
(1)
Cava Group, Inc.
3,950,815
0.4
29,300
Churchill Downs, Inc.
3,961,653
0.4
494,400
(1)
Coupang, Inc.
12,137,520
1.1
22,300  Darden Restaurants,
Inc.
3,660,099
0.3
14,400
(1)
Deckers Outdoor Corp.
2,296,080
0.2
5,300  Dick's Sporting Goods,
Inc.
1,106,110
0.1
5,300
Domino's Pizza, Inc.
2,279,742
0.2
10,175
(1)
DoorDash, Inc. - Class
A
1,452,278
0.1
172,700
(1)
DraftKings, Inc. - Class
A
6,769,840
0.6
9,200
(1)
Duolingo, Inc.
2,594,584
0.2
13,600
(1)
Floor & Decor
Holdings, Inc. - Class A
1,688,712
0.2
55,600  Hilton Worldwide
Holdings, Inc.
12,815,800
1.2
8,700  Hyatt Hotels Corp.
- Class A
1,324,140
0.1
28,800
(1)
Light & Wonder, Inc.
2,613,024
0.2
394
(1)
NVR, Inc.
3,865,849
0.3
24,100
(1)
Ollie's Bargain Outlet
Holdings, Inc.
2,342,520
0.2
89,900
(1)
On Holding AG - Class
A
4,508,485
0.4
14,400
(1)
Planet Fitness, Inc.
- Class A
1,169,568
0.1
10,600
Pool Corp.
3,994,080
0.4
3,800
(1)
RH
1,270,834
0.1
87,000
Ross Stores, Inc.
13,094,370
1.2
57,200  Royal Caribbean
Cruises Ltd.
10,144,992
0.9
19,200  Service Corp.
International
1,515,456
0.1
28,700
(1)
Skechers USA, Inc.
- Class A
1,920,604
0.2
2,600
(1)
TopBuild Corp.
1,057,706
0.1
44,100
Tractor Supply Co.
12,830,013
1.2
12,221
(1)
Ulta Beauty, Inc.
4,755,436
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
66,897
(1)(2)
Viking Holdings Ltd.
$ 2,334,036
0.2
9,900
Williams-Sonoma, Inc.
1,533,708
0.1
15,050
Wingstop, Inc.
6,262,004
0.6
44,300
Yum! Brands, Inc.
6,189,153
0.6
154,847,829
14.0
Consumer Staples : 2.3%
23,500
(1)
BJ's Wholesale Club
Holdings, Inc.
1,938,280
0.2
78,375  Brown-Forman Corp.
- Class B
3,856,050
0.3
10,700  Casey's General
Stores, Inc.
4,020,097
0.4
75,500
(1)
Celsius Holdings, Inc.
2,367,680
0.2
6,000  Constellation Brands,
Inc. - Class A
1,546,140
0.1
27,814
(1)
e.l.f. Beauty, Inc.
3,032,560
0.3
15,900
(1)
Freshpet, Inc.
2,174,643
0.2
36,400
(1)
Performance Food
Group Co.
2,852,668
0.3
52,700
(1)
US Foods Holding
Corp.
3,241,050
0.3
25,029,168
2.3
Energy : 3.9%
48,000
Cheniere Energy, Inc.
8,632,320
0.8
18,900  Chesapeake Energy
Corp.
1,554,525
0.2
45,400
Coterra Energy, Inc.
1,087,330
0.1
14,900  Diamondback Energy,
Inc.
2,568,760
0.2
32,100
Halliburton Co.
932,505
0.1
53,900
(2)
Magnolia Oil & Gas
Corp. - Class A
1,316,238
0.1
28,000  Matador Resources
Co.
1,383,760
0.1
25,600
(2)
Noble Corp. PLC
925,184
0.1
238,700  Permian Resources
Corp.
3,248,707
0.3
99,200
Targa Resources Corp.
14,682,592
1.3
146,354
Viper Energy, Inc.
6,602,029
0.6
42,933,950
3.9
Financials : 12.5%
24,500
Allstate Corp.
4,646,425
0.4
36,400  Ameriprise Financial,
Inc.
17,101,084
1.6
41,800
(1)
Arch Capital Group
Ltd.
4,676,584
0.4
73,700  Ares Management
Corp. - Class A
11,485,408
1.0
8,100  Arthur J Gallagher &
Co.
2,279,097
0.2
90,150
(1)
Block, Inc.
6,051,770
0.6
132,600
Blue Owl Capital, Inc.
2,567,136
0.2
54,400
Brown & Brown, Inc.
5,635,840
0.5
7,033  Cboe Global Markets,
Inc.
1,440,851
0.1
57,350
(1)
Coinbase Global, Inc.
- Class A
10,218,050
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
75,400  Corebridge Financial,
Inc.
$ 2,198,664
0.2
21,500
(1)
Corpay, Inc.
6,724,340
0.6
2,500  FactSet Research
Systems, Inc.
1,149,625
0.1
13,300  Hartford Financial
Services Group, Inc.
1,564,213
0.1
8,900  Kinsale Capital Group,
Inc.
4,143,573
0.4
30,100  LPL Financial
Holdings, Inc.
7,002,163
0.6
6,700
Morningstar, Inc.
2,138,104
0.2
14,300
(1)
Mr Cooper Group, Inc.
1,318,174
0.1
14,900
MSCI, Inc.
8,685,657
0.8
1,255,600
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
17,138,940
1.6
48,800
(1)
Robinhood Markets,
Inc. - Class A
1,142,896
0.1
42,800  Ryan Specialty
Holdings, Inc.
2,841,492
0.3
13,500
(1)(2)
Shift4 Payments, Inc.
- Class A
1,196,100
0.1
59,850  StepStone Group, Inc.
- Class A
3,401,275
0.3
126,300
(1)
Toast, Inc. - Class A
3,575,553
0.3
34,147
TPG, Inc.
1,965,501
0.2
36,519  Tradeweb Markets,
Inc. - Class A
4,516,305
0.4
7,999
(1)
WEX, Inc.
1,677,630
0.2
138,482,450
12.5
Health Care : 14.7%
8,600  Agilent Technologies,
Inc.
1,276,928
0.1
11,900
Alcon, Inc.
1,190,833
0.1
35,500
(1)
Alkermes PLC
993,645
0.1
40,300
(1)
Alnylam
Pharmaceuticals, Inc.
11,083,709
1.0
80,000  AmerisourceBergen
Corp.
18,006,400
1.6
6,485
(1)
Argenx SE, ADR
3,515,389
0.3
10,000
(1)
Ascendis Pharma A/S,
ADR
1,493,100
0.1
24,900
(1)
Avidity Biosciences,
Inc.
1,143,657
0.1
5,900
(1)
BeiGene Ltd., ADR
1,324,609
0.1
9,800
(1)
BioNTech SE, ADR
1,163,946
0.1
3,500
(1)
Bio-Rad Laboratories,
Inc. - Class A
1,171,030
0.1
20,974
Bio-Techne Corp.
1,676,452
0.2
9,800
(1)
Blueprint Medicines
Corp.
906,500
0.1
24,300
Bruker Corp.
1,678,158
0.2
59,500
Cardinal Health, Inc.
6,575,940
0.6
4,750
Chemed Corp.
2,854,607
0.3
135,500
(1)
Dexcom, Inc.
9,083,920
0.8
41,200  Encompass Health
Corp.
3,981,568
0.4
30,400
(1)
Exact Sciences Corp.
2,070,848
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,500
(1)
Globus Medical, Inc.
- Class A
$ 1,395,030
0.1
8,400
(1)
ICON PLC
2,413,404
0.2
28,000
(1)
IDEXX Laboratories,
Inc.
14,146,160
1.3
18,500
(1)
Insmed, Inc.
1,350,500
0.1
7,700
(1)
Inspire Medical
Systems, Inc.
1,625,085
0.2
20,800
(1)
Insulet Corp.
4,841,200
0.4
10,400
(1)
IQVIA Holdings, Inc.
2,464,488
0.2
5,500
(1)
Krystal Biotech, Inc.
1,001,165
0.1
20,300
(1)
Lantheus Holdings,
Inc.
2,227,925
0.2
29,100
(1)
Legend Biotech Corp.,
ADR
1,418,043
0.1
4,400
(1)
Madrigal
Pharmaceuticals, Inc.
933,768
0.1
8,800
(1)
Masimo Corp.
1,173,304
0.1
9,800
(1)
Medpace Holdings,
Inc.
3,271,240
0.3
1,075
(1)
Mettler-Toledo
International, Inc.
1,612,177
0.1
13,600
(1)
Molina Healthcare, Inc.
4,686,016
0.4
46,200
(1)
Natera, Inc.
5,865,090
0.5
43,679
(1)
Neurocrine
Biosciences, Inc.
5,032,694
0.5
14,100
(1)
Penumbra, Inc.
2,739,771
0.3
6,900
Quest Diagnostics, Inc.
1,071,225
0.1
10,486
(1)
Repligen Corp.
1,560,527
0.1
19,800
ResMed, Inc.
4,833,576
0.4
23,600
(1)
Revolution Medicines,
Inc.
1,070,260
0.1
33,700
(1)
Sarepta Therapeutics,
Inc.
4,208,793
0.4
6,700
STERIS PLC
1,625,018
0.1
33,700
(1)
Tenet Healthcare Corp.
5,600,940
0.5
7,100
(1)
TransMedics Group,
Inc.
1,114,700
0.1
3,300
(1)
United Therapeutics
Corp.
1,182,555
0.1
16,000
(1)
Vaxcyte, Inc.
1,828,320
0.2
40,600
(1)
Veeva Systems, Inc.
- Class A
8,520,722
0.8
5,000  West Pharmaceutical
Services, Inc.
1,500,800
0.1
163,505,735
14.7
Industrials : 16.5%
16,100  Advanced Drainage
Systems, Inc.
2,530,276
0.2
15,462
AMETEK, Inc.
2,654,980
0.2
44,900
(1)
API Group Corp.
1,482,598
0.1
30,225
(1)
Axon Enterprise, Inc.
12,077,910
1.1
52,264  Booz Allen Hamilton
Holding Corp.
8,506,489
0.8
11,100  BWX Technologies,
Inc.
1,206,570
0.1
2,600
Carlisle Cos., Inc.
1,169,350
0.1
17,700
(1)
Clean Harbors, Inc.
4,278,267
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
15,200  Comfort Systems USA,
Inc.
$ 5,933,320
0.5
31,369
(1)
Copart, Inc.
1,643,736
0.2
21,745
(1)
CoStar Group, Inc.
1,640,443
0.2
11,287
Equifax, Inc.
3,316,798
0.3
32,574
Esab Corp.
3,462,942
0.3
143,200
Fastenal Co.
10,227,344
0.9
8,250  Ferguson Enterprises,
Inc.
1,638,202
0.2
9,300
FTAI Aviation Ltd.
1,235,970
0.1
8,600
(1)
FTI Consulting, Inc.
1,957,016
0.2
6,600
(1)
GE Vernova, Inc.
1,682,868
0.2
37,400
HEICO Corp.
9,779,352
0.9
58,400  Howmet Aerospace,
Inc.
5,854,600
0.5
5,900
Hubbell, Inc.
2,527,265
0.2
35,900
KBR, Inc.
2,338,167
0.2
9,400  L3Harris Technologies,
Inc.
2,235,978
0.2
10,500  Lennox International,
Inc.
6,345,045
0.6
31,100
(1)(2)
Loar Holdings, Inc.
2,319,749
0.2
5,000
Norfolk Southern Corp.
1,242,500
0.1
13,000
nVent Electric PLC
913,380
0.1
80,700  Old Dominion Freight
Line, Inc.
16,030,248
1.4
17,500
Quanta Services, Inc.
5,217,625
0.5
33,500
RB Global, Inc.
2,696,415
0.2
5,450
(1)
RBC Bearings, Inc.
1,631,621
0.2
7,100
Republic Services, Inc.
1,425,964
0.1
3,750  Rockwell Automation,
Inc.
1,006,725
0.1
37,437
Rollins, Inc.
1,893,563
0.2
8,150
(1)
Saia, Inc.
3,563,669
0.3
7,700
(1)
SiteOne Landscape
Supply, Inc.
1,162,007
0.1
18,111
Toro Co.
1,570,767
0.1
23,600
(1)
Trex Co., Inc.
1,571,288
0.1
4,650
United Rentals, Inc.
3,765,244
0.3
61,156
Verisk Analytics, Inc.
16,387,362
1.5
50,300
(1)
Verra Mobility Corp.
1,398,843
0.1
127,800  Vertiv Holdings Co.
- Class A
12,714,822
1.2
14,950  Waste Connections,
Inc.
2,673,359
0.2
3,400
Watsco, Inc.
1,672,392
0.2
9,200  Westinghouse Air
Brake Technologies
Corp.
1,672,284
0.2
35,000
(1)
WillScot Mobile Mini
Holdings Corp.
1,316,000
0.1
26,900
(1)
XPO, Inc.
2,892,019
0.3
182,463,332
16.5
Information Technology : 25.8%
9,000
(1)
Appfolio, Inc. - Class A
2,118,600
0.2
120,000
(1)
AppLovin Corp. - Class
A
15,666,000
1.4
47,781  Bentley Systems, Inc.
- Class B
2,427,753
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
28,100
(1)
Braze, Inc. - Class A
$ 908,754
0.1
30,933  Broadridge Financial
Solutions, Inc.
6,651,523
0.6
29,900
CDW Corp.
6,766,370
0.6
30,900
(1)
Celestica, Inc.
1,579,608
0.1
19,900
(1)
Ciena Corp.
1,225,641
0.1
127,900
(1)
Cloudflare, Inc. - Class
A
10,345,831
0.9
43,148
(1)
Confluent, Inc. - Class
A
879,356
0.1
9,200
(1)
CyberArk Software Ltd.
2,682,812
0.2
33,960
(3)(4)
Databricks, Inc.
2,967,085
0.3
130,346
(1)
Datadog, Inc. - Class A
14,997,611
1.4
26,300
(1)
Descartes Systems
Group, Inc.
2,707,848
0.2
73,100
(1)
DocuSign, Inc.
4,538,779
0.4
89,237
(1)
Dynatrace, Inc.
4,771,502
0.4
29,000
(1)
Elastic NV
2,226,040
0.2
28,700
(1)
Enphase Energy, Inc.
3,243,674
0.3
59,900
Entegris, Inc.
6,740,547
0.6
7,807
(1)
Fair Isaac Corp.
15,173,061
1.4
5,346
(1)
First Solar, Inc.
1,333,506
0.1
17,600
(1)
Fortinet, Inc.
1,364,880
0.1
29,100
(1)
Gartner, Inc.
14,746,716
1.3
6,300
(1)
Globant SA
1,248,282
0.1
76,450
(1)
GoDaddy, Inc. - Class
A
11,985,831
1.1
18,200
(1)
Guidewire Software,
Inc.
3,329,508
0.3
20,916
(1)
HubSpot, Inc.
11,118,946
1.0
7,450
(1)
Keysight Technologies,
Inc.
1,184,028
0.1
44,600
(1)
Lattice Semiconductor
Corp.
2,366,922
0.2
29,500
(1)
Manhattan Associates,
Inc.
8,300,710
0.8
21,834  Microchip Technology,
Inc.
1,753,052
0.2
11,000
MKS Instruments, Inc.
1,195,810
0.1
9,700
(1)
Monday.com Ltd.
2,694,369
0.2
27,239
(1)
MongoDB, Inc.
7,364,064
0.7
18,050  Monolithic Power
Systems, Inc.
16,687,225
1.5
62,200
(1)
Nutanix, Inc. - Class A
3,685,350
0.3
14,200
(1)
ON Semiconductor
Corp.
1,031,062
0.1
12,400
(1)
Onto Innovation, Inc.
2,573,744
0.2
737,435
(1)
Palantir Technologies,
Inc. - Class A
27,432,582
2.5
45,300
Paychex, Inc.
6,078,807
0.6
22,100
(1)
Paylocity Holding
Corp.
3,645,837
0.3
26,236
(1)
Procore Technologies,
Inc.
1,619,286
0.2
26,875
(1)
PTC, Inc.
4,855,237
0.4
96,400
(1)
Pure Storage, Inc.
- Class A
4,843,136
0.4
102,400
(1)
Samsara, Inc. - Class
A
4,927,488
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,275
(1)
Super Micro Computer,
Inc.
$ 4,694,910
0.4
31,626
(3)(4)
Tanium, Inc. - Class B
166,353
0.0
49,200
Teradyne, Inc.
6,589,356
0.6
13,300
(1)
Tyler Technologies,
Inc.
7,763,476
0.7
12,500
(1)
Workiva, Inc.
989,000
0.1
4,500
(1)
Zebra Technologies
Corp. - Class A
1,666,440
0.2
37,800
(1)
Zeta Global Holdings
Corp. - Class A
1,127,574
0.1
43,000
(1)
Zscaler, Inc.
7,350,420
0.7
286,332,302
25.8
Materials : 1.2%
9,800
Avery Dennison Corp.
2,163,448
0.2
18,300
Louisiana-Pacific Corp.
1,966,518
0.2
12,700
RPM International, Inc.
1,536,700
0.1
13,400
Steel Dynamics, Inc.
1,689,472
0.2
23,550
Vulcan Materials Co.
5,897,626
0.5
13,253,764
1.2
Real Estate : 2.5%
38,700
CubeSmart
2,083,221
0.2
18,800  Equity LifeStyle
Properties, Inc.
1,341,192
0.1
5,900
FirstService Corp.
1,076,514
0.1
76,450
Iron Mountain, Inc.
9,084,554
0.8
35,243  Lamar Advertising Co.
- Class A
4,708,465
0.4
20,327
(2)
Lineage, Inc.
1,593,230
0.2
18,700  Rexford Industrial
Realty, Inc.
940,797
0.1
32,600  Simon Property Group,
Inc.
5,510,052
0.5
17,200
Terreno Realty Corp.
1,149,476
0.1
27,487,501
2.5
Software and Services : 0.1%
10,000
TE Connectivity PLC
1,509,900
0.1
Utilities : 1.7%
157,800
Vistra Corp.
18,705,612
1.7
Total Common Stock
(Cost $883,971,248)
1,096,737,984
99.0
PREFERRED STOCK : 0.9%
Consumer Discretionary : 0.1%
32,438
(3)(4)
Rappi, Inc. - Series E
736,991
0.1
Health Care : 0.0%
123,878
(3)(4)
Caris Life Sciences,
Inc. - Series D
450,916
0.0
Information Technology : 0.8%
73,377
(3)(4)
Databricks, Inc., -
Series F
6,410,949
0.6
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Information Technology: (continued)
7,908
(3)(4)
Databricks, Inc., -
Series G
$ 690,922
0.0
353,970
(3)(4)
Tanium, Inc. - Series G
1,861,882
0.2
8,963,753
0.8
Total Preferred Stock
(Cost $6,216,684)
10,151,660
0.9
Total Long-Term
Investments
(Cost $890,187,932)
1,106,889,644
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.7%
2,087,160
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,087,446,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$2,128,903, due
10/01/27-01/01/57)
2,087,160
0.2
2,087,160
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,087,446,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$2,128,903, due
05/01/26-08/20/74)
2,087,160
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,293,875
(5)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,294,053,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,319,629, due
07/31/25-08/01/54)
$ 1,293,875
0.1
2,087,160
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,087,446,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$2,128,903, due
07/15/28-09/01/54)
2,087,160
0.2
67,048
(5)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$67,057, collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $68,389, due
10/01/24-09/09/49)
67,048
0.0
Total Repurchase
Agreements
(Cost $7,622,403)
7,622,403
0.7
Time Deposits : 0.1%
200,000
(5)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 200,000
0.1
200,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 200,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
200,000
(5)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 $ 200,000
0.0
200,000
(5)
Royal Bank of Canada,
4.830
%,
10/01/2024 200,000
0.0
200,000
(5)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 200,000
0.0
200,000
(5)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 200,000
0.0
Total Time Deposits
(Cost $1,200,000)
1,200,000
0.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.2%
1,815,134
(6)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $1,815,134) $ 1,815,134 0.2
Total Short-Term
Investments
(Cost $10,637,537)
10,637,537
1.0
Total Investments in
Securities
(Cost $900,825,469) $ 1,117,527,181 100.9
Liabilities in Excess
of Other Assets (9,516,060) (0.9)
Net Assets $ 1,108,011,121 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $13,285,098 or 1.2% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2024 :
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 42,186,441 $ — $ — $ 42,186,441
Consumer Discretionary 154,847,829 — — 154,847,829
Consumer Staples 25,029,168 — — 25,029,168
Energy 42,933,950 — — 42,933,950
Financials 138,482,450 — — 138,482,450
Health Care 163,505,735 — — 163,505,735
Industrials 182,463,332 — — 182,463,332
Information Technology 283,198,864 — 3,133,438 286,332,302
Materials 13,253,764 — — 13,253,764
Real Estate 27,487,501 — — 27,487,501
Software and Services 1,509,900 — — 1,509,900
Utilities 18,705,612 — — 18,705,612
Total Common Stock 1,093,604,546 — 3,133,438 1,096,737,984
Preferred Stock — — 10,151,660 10,151,660
Short-Term Investments 1,815,134 8,822,403 — 10,637,537
Total Investments, at fair value $ 1,095,419,680 $ 8,822,403 $ 13,285,098 $ 1,117,527,181
At September 30, 2024, VY
®
T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Caris Life Sciences, Inc. - Series D 5/11/2021 $ 1,003,412 $ 450,916
Databricks, Inc. 7/24/2020 543,644 2,967,085
Databricks, Inc., - Series F 10/22/2019 1,050,475 6,410,949
Databricks, Inc., - Series G 2/1/2021 467,542 690,922
Rappi, Inc. - Series E 9/8/2020 1,938,042 736,991
Tanium, Inc. - Class B 9/24/2020 360,385 166,353
Tanium, Inc. - Series G 8/26/2015 1,757,213 1,861,882
$ 7,120,713 $ 13,285,098
Investments, at fair value
Fair Value at
September 30,
2024
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Common Stocks $3,133,438 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
18.6x-26.1x 18.6x-26.1x Increase
Market Approach Enterprise Value to
Projected Revenue
Multiple
14.3x-20x 14.3x-20x Increase
Market Approach Enterprise Value to
Sales Multiple
5.6x 5.6x Increase
Market Approach DLOM 10% 10% Decrease

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.
*** Unobservable inputs were weighted by the relative fair value of the instruments.
**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Investments, at fair value
Fair Value at
September 30,
2024
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Preferred Stocks $10,151,660 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
5.0x – 6.9x 5.0x – 6.9x Increase
Market Approach Enterprise Value to
Sales Multiple
5.6x 5.6x Increase
Market Approach Enterprise Value to
Gross Merchandise
Value
0.5x – 0.6x 0.5x – 0.6x Increase
Market Approach Enterprise Value to
EBITDA Multiple
14.5x –
23.1x
14.5x – 23.1x Increase
Market Approach Projected Enterprise
Value to Gross Profit
Multiple
6.8x – 8.4x 6.8x – 8.4x Increase
Market Approach Projected Enterprise
Value to Sales
Multiple
4.3x – 5.1x 4.3x – 5.1x Increase
Market Approach Enterprise Value to
Projected Gross Profit
Multiple
18.6x-26.1x 18.6x-26.1x Increase
Market Approach Enterprise Value to
Projected Revenue
Multiple
14.3x-20x 14.3x-20x Increase
Market Approach DLOM 10% 10% Decrease
Total Investments, at fair value $13,285,098
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2024
:
Common Stocks Preferred Stocks Total
Beginning balance at December 31, 2023 $ 2,651,344 $ 8,900,348 $ 11,551,692
Purchases — — —
Sales — — —
Accrued discounts/(premiums) — — —
Total realized gain (loss) — — —
Net change in unrealized appreciation (depreciation)
*****
482,094 1,251,312 1,733,406
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Ending balance at September 30, 2024
$ 3,133,438 $ 10,151,660 $ 13,285,098
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2024
*****
$ 482,094 $ 1,251,312 $ 1,733,406

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
***** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2024 may be due to securities no longer held or categorized as Level 3 at period end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 252,238,147
Gross Unrealized Depreciation (35,536,435)
Net Unrealized Appreciation $ 216,701,712